PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.1%
Municipal Bonds 97.2%
Alabama 3.4%
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	7,815	$7,854,138
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	2,895	2,896,108
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	5,000	5,214,573
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	4,285	4,334,088
Series B (Mandatory put date 09/01/32)	5.000(cc)	10/01/55	4,200	4,498,252
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,011,182

Jefferson Cnty. Swr. Rev., Warrants, Rfdg.	5.250	10/01/41	1,500	1,678,775
Mobile Indl. Dev. Brd. Rev., Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	983,832
Selma Indl. Dev. Brd. Rev., Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,576,775
Southeast Alabama Gas Sply. Dist. Rev., Proj. No. 2, Series B, Rfdg. (Mandatory put date 05/01/32)	5.000(cc)	06/01/49	2,000	2,139,643
Southeast Energy Auth. Cooperative Dist. Rev.,
Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	2,500	2,647,804
Series A	5.000	11/01/26	2,060	2,097,030
				36,932,200
Alaska 1.0%
Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	2,884,692
Tanana Chiefs Conference Proj., Series A	5.000	10/01/26	2,385	2,457,495
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,662,229

Alaska Muni. Bond Bank Auth. Rev., Rfdg.	5.000	12/01/26	1,350	1,405,936
Alaska St., Series A, GO, Rfdg.(hh)	5.000	08/01/35	1,000	1,135,993
Northern Tob. Secur. Corp. Rev., Sr. Series A, Class 1, Rfdg.	5.000	06/01/31	1,000	1,074,060
				10,620,405

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona 2.9%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B (Mandatory put date 10/01/24)	4.080%(cc)	01/01/37	2,280	$2,223,002
Arizona Indl. Dev. Auth. Rev.,
Ironwood Ranch Apts. Proj. (Mandatory put date 09/01/26)	5.000(cc)	02/01/58	3,000	3,090,883
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	329,127
Sustainable Bonds, Equitable Sch. Revolving Fd., Series A	5.250	11/01/48	3,000	3,274,053

Chandler Indl. Dev. Auth. Rev., Intel Corp. Proj. Rmkt. AMT (Mandatory put date 06/01/29)	4.000(cc)	06/01/49	3,750	3,761,130
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000	01/01/41	1,140	1,189,924
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/49	1,630	1,681,330
Series A, AMT	5.000	07/01/47	2,000	2,032,555
Sr. Lien, AMT	5.000	07/01/48	2,000	2,049,183

Pima Cnty. Ind. Dev. Auth. Rev., AZ Chart. Schs. Proj., Series R, Rfdg.	4.000	07/01/26	1,735	1,732,408
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Salt River Proj., Series A	5.000	01/01/47	1,925	2,115,322
Series B	5.000	05/01/42	2,500	2,855,392
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,685	2,884,371
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,257,589
				31,476,269
Arkansas 0.3%
Fayetteville Sales & Use Tax Rev., Sales & Use Tax	2.875	11/01/32	3,000	2,924,507
California 3.2%
California Hlth. Facs. Fing. Auth. Rev., Initial Entrance Fees, Series A	3.850	11/15/27	1,000	1,003,208
California Muni. Fin. Auth. Rev., CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,075,071
California St., GO	5.000	03/01/45	3,000	3,011,257

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.506%(cc)	09/25/37	29,419	$3,056,189
FRETE 2024, ML22, Class A-US	4.683(cc)	10/25/40	2,492	2,597,637
FRETE 2024, ML23, SPC, Sustainable Bonds, 144A	4.700(cc)	04/25/42	2,898	3,051,970
FRETE 2024, ML24 Trust, Green Bonds	4.299(cc)	05/25/41	3,993	3,998,103

Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Series A	5.000	11/15/35	1,300	1,446,984
Los Angeles Dept. Arpts. Rev.,
Sr. Rev., Series A, AMT	5.000	05/15/26	1,000	1,007,101
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,036,417
Sub., Pvt. Activity, Series A, Rfdg., AMT	5.000	05/15/46	4,170	4,422,031

M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	2,591,670
Pittsburg Redev. Agcy., Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	3.116(t)	08/01/25	2,000	1,958,967
Port of Los Angeles Rev., Series A-1, Rfdg. AMT	5.000	08/01/34	1,000	1,134,279
San Francisco City & Cnty. Arpt. Commn. Rev., San Francisco Int. Aprt., 2nd Series A, Rfdg., AMT	5.250	05/01/41	2,500	2,786,156
				34,177,040
Colorado 5.2%
Baseline Metropolitan Dist. No. 1, Series A, GO, Rfdg.	4.250	12/01/54	4,400	4,270,142
Colorado Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series B, Rfdg. (Mandatory put date 11/15/30)	5.000(cc)	11/15/36	3,000	3,294,014
Commonspirit Hlth., Series A-1, Rfdg.	5.000	08/01/32	2,250	2,413,760
Commonspirit Hlth., Series B-1, Rfdg. (Mandatory put date 08/01/25)	5.000(cc)	08/01/49	2,605	2,612,323
Intermountain Healthcare, Series B, Rfdg. (Mandatory put date 08/17/26)	5.000(cc)	05/15/62	6,900	7,100,400
Intermountain Healthcare, Series C, Rfdg. (Mandatory put date 08/15/28)	5.000(cc)	05/15/62	3,100	3,313,371
Intermountain Hlth., Series A, Rfdg.	5.000	05/15/44	1,250	1,363,513
SCL Hlth. Sys., Series B, Rfdg.	4.000	01/01/40	3,060	3,108,212

Colorado Springs Co. Util. Sys. Rev., Series A-4	5.000	11/15/43	3,080	3,270,687
Colorado St., COP	6.000	12/15/39	4,000	4,791,134

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000%	11/15/29	3,000	$3,211,001
Series A, Rfdg., AMT	5.500	11/15/38	1,875	2,111,578
Series A, Rfdg., AMT	5.500	11/15/42	1,875	2,102,122
Series D, Rfdg., AMT	5.750	11/15/35	1,000	1,136,890
Sub. Series B, Rfdg., AMT	5.500	11/15/41	1,000	1,130,148
Sub. Series B, Rfdg., AMT	5.500	11/15/42	1,000	1,126,222
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,375	2,472,682
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,130	1,173,363
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,132,759

E-470 Pub. Hwy. Auth. Rev., Sr. Series B, NATL	3.100(t)	09/01/25	2,140	2,091,022
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/28	400	424,314
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	429,777
				56,079,434
Connecticut 1.5%
Connecticut St., Series B, GO, Rfdg.	5.000	05/15/25	2,200	2,218,542
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,253,706
Connecticut St. Spl. Tax Rev.,
Series B	5.000	10/01/37	1,440	1,528,206
Series B, Rfdg.	5.000	01/01/25	2,600	2,603,621
Series B, Rfdg.	5.000	07/01/31	3,000	3,393,120
Trans. Infrast., Series A	5.000	01/01/38	2,195	2,299,272

Norwalk Hsg. Auth. Rev., Wall Street Place (Mandatory put date 09/01/27)	3.050(cc)	09/01/58	2,000	1,993,265
				16,289,732
District of Columbia 2.7%
Dist. of Columbia, Series A, GO, Rfdg.	5.000	10/15/38	3,000	3,240,640
Dist. of Columbia Rev.,
Dist. of Columbia Int’l. Sch.	5.000	07/01/49	1,275	1,308,892
Friendship Pub. Chart. Sch., Rfdg.	5.000	06/01/36	1,385	1,398,965
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,283,236

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia (cont’d.)
Dist. of Columbia Rev., (cont’d.)
KIPP DC Proj., Series B, Rfdg.	5.000%	07/01/25	500	$502,911
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Rfdg., AMT	5.000	10/01/26	4,945	5,093,894
Series A, Rfdg. AMT	5.000	10/01/30	3,500	3,774,558
Series A, Rfdg., AMT	5.000	10/01/26	3,250	3,347,898
Series A, Rfdg., AMT	5.000	10/01/29	1,915	2,053,435
Series A, Rfdg., AMT	5.000	10/01/33	6,570	7,284,257
				29,288,686
Florida 7.0%
Broward Cnty. Arpt. Sys. Rev., Series A, AMT	5.000	10/01/45	3,000	3,018,764
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,006,332
Sr. Lien, Rfdg.	5.000	07/01/38	2,500	2,592,030

Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	525	532,979
Florida Dev. Fin. Corp. Rev., Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	568,323
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,450	1,456,963
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,449,896

Fort Lauderdale Wtr. & Swr. Rev., Enabling Wrks. Proj., Series A	5.500	09/01/53	2,500	2,810,673
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,111,534
Series A, AMT	5.000	10/01/28	1,500	1,585,231
Series A, AMT	5.000	10/01/38	1,810	1,902,422

Highlands Cnty. Hlth. Facs. Auth. Rev., Adventhealth Oblig. Grp., Series C-1 (Mandatory put date 11/15/31)	5.000(cc)	11/15/59	3,135	3,507,870
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Series B, AMT	5.500	10/01/49	3,000	3,324,448
Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	4,611,655

Hillsborough Cnty. Indl. Dev. Auth. Rev., Baycare Hlth. Sys., Series C, Rfdg.	5.000	11/15/41	2,010	2,270,866
Jacksonville Hsg. Auth. Rev., Westwood Apartments	5.000	02/01/34	3,200	3,457,946
JEA Elec. Sys. Rev.,
Series 3-2024A, Rfdg.	5.000	10/01/38	2,500	2,885,964

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
JEA Elec. Sys. Rev., (cont’d.)
Series 3-2024A, Rfdg.	5.000%	10/01/39	1,000	$1,149,936

Lee Cnty. Arpt. Rev., AMT	5.250	10/01/43	1,000	1,090,003
Lee County Indl. Dev. Auth. Rev.,
Shell Point 2024B-1 (Temps -85)	4.750	11/15/29	1,000	1,006,433
Shell Point, 2024B-3, Temps-50	4.125	11/15/29	1,000	996,140

Miami Beach Redev. Agcy., Tax Incr. Rev. City Ctr., Tax Alloc. Rfdg., AGM	5.000	02/01/44	1,500	1,501,678
Miami Dade Cnty. Avtn. Rev., Series A, Rfdg., AMT	5.000	10/01/34	2,500	2,731,218
Miami Dade Cnty. Edu. Facs. Auth. Rev., Univ. of Miami, Series B, Rfdg.(hh)	5.250	04/01/41	3,470	3,968,146
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,275	2,360,810
Orlando Hlth., Inc., Series A, Rfdg.	5.000	10/01/33	1,510	1,555,758
Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,022,742

Orlando Util. Commn. Rev., Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	3,127,856
Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	500,000
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,224,561
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,075	1,101,757
St. John’s Cnty. Hsg. Fin. Auth. Rev., Oaks at St. John, Series A (Mandatory put date 07/01/25)	3.550(cc)	07/01/27	1,000	999,526
Vlg. CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	375	381,117
Spl. Assmt., Rfdg.	4.000	05/01/28	305	308,535
Spl. Assmt., Rfdg.	4.000	05/01/29	315	318,023
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	2,635	2,473,119
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,630	1,460,588
Spl. Assmt.	3.375	05/01/34	465	440,459
Spl. Assmt., 144A	2.625	05/01/30	2,415	2,194,801
				75,007,102

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia 4.9%
Atlanta Arpt. Passenger Facs. Charge Rev., Sub. Lien, Green Bond, Series E, AMT	5.250%	07/01/43	4,000	$4,366,185
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.000	07/01/28	3,135	3,303,538
Series B, Rfdg., AMT	5.000	07/01/29	830	883,324
Series B, Rfdg., AMT	5.250	07/01/41	1,000	1,104,040
Series B, Rfdg., AMT	5.250	07/01/43	1,000	1,096,923

Atlanta Urban Residential Fin. Auth. Rev., GE Tower Apts., Series B (Mandatory put date 06/01/25)	5.750(cc)	06/01/27	1,750	1,755,822
Burke Cnty. Dev. Auth. Rev., Georgia Pwr. Co. Plant Vogtle Proj., 5th Series, Rmkt. (Mandatory put date 06/13/28)	3.700(cc)	10/01/32	1,685	1,717,235
Columbia Cnty. Hosp. Auth. Rev., Rev Anticipation CTFS, Wellstar Hlth. Sys. Inc. Proj., Series A	5.125	04/01/48	1,220	1,322,082
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj. Series A	4.000	12/01/33	4,000	4,002,413
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	2,000	2,000,339

Fulton Cnty. Dev. Auth. Rev., Piedmont Healthcare Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	4,265	4,157,698
Gainesville & Hall Cnty. Hosp. Auth. Rev., RAN CTFs, NE Georgia Hlth. Sys. Inc. Proj.	5.000	10/15/34	2,000	2,284,550
Georgia Ports Auth. Rev., Arpt. & Marina Imps.	5.250	07/01/43	2,500	2,801,120
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 06/01/30)	5.000(cc)	06/01/53	4,000	4,243,252
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,515	2,557,641
Series A (Mandatory put date 09/01/31)	5.000(cc)	05/01/54	2,500	2,698,704
Series B (Mandatory put date 12/01/24)	4.000(cc)	08/01/49	2,310	2,310,000
Series C (Mandatory put date 12/01/31)	5.000(cc)	12/01/54	1,750	1,870,173
Series D (Mandatory put date 04/01/31)	5.000(cc)	04/01/54	3,250	3,496,609

Monroe Cnty. Dev. Auth. Rev., GA Pwr. Co. Plant Scherer Proj. No. 1	2.250	07/01/25	1,000	990,143
Muni. Elec. Auth. of Georgia Rev.,
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,453,041
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/42	1,000	1,110,270
Proj. One, Sub. Bonds, Series A, Rfdg.	5.250	01/01/41	1,000	1,116,048
				52,641,150

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Hawaii 1.0%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000%	07/01/45	1,000	$1,003,923
Series A, AMT	5.000	07/01/48	3,000	3,072,419
Honolulu City & Cnty. Wstewtr. Sys. Rev.,
Sr. 1st Bond Resolution, Series A, Rfdg.(hh)	5.000	07/01/37	2,500	2,879,784
Sr. 1st Bond Resolution, Series A, Rfdg.(hh)	5.000	07/01/38	3,400	3,902,523
				10,858,649
Idaho 0.2%
Idaho Hsg. & Fin. Association Rev., Series A	5.250	08/15/48	2,000	2,246,809
Illinois 9.2%
Chicago, Chicago Works, Series A, GO	5.500	01/01/41	1,000	1,062,647
Chicago Brd. of Ed. Rev., Spl. Tax	5.000	04/01/46	1,000	1,012,153
Chicago O’Hare Int’l. Arpt. Rev.,
Series A, Rfdg., AMT	5.000	01/01/27	1,000	1,000,847
Series A, Rfdg., AMT	5.000	01/01/33	1,310	1,311,033
Series B, Rfdg.	5.000	01/01/32	1,500	1,501,814
Series C, Rfdg., AMT	5.250	01/01/41	1,500	1,658,259
Series C, Rfdg., AMT	5.250	01/01/42	1,000	1,100,887
Sr. Lien, Series D	5.250	01/01/42	2,000	2,061,137

Chicago Trans. Auth. Rev., 2nd Lien	5.000	12/01/46	3,000	3,045,010
Chicago Wstewtr. Transmn. Rev.,
2nd Lien Series C, Rmkt., Rfdg.	5.000	01/01/29	5	5,007
2nd Lien Series C, Rmkt., Rfdg.	5.000	01/01/31	2,450	2,453,653
2nd Lien Series C, Rmkt., Rfdg.	5.000	01/01/39	2,000	2,002,741
2nd Lien Series C, Rmkt., Rfdg. (Pre-refunded date 01/01/25)(ee)	5.000	01/01/29	350	350,507
2nd Lien, Series A	5.000	01/01/47	1,000	1,024,224
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,494,976
2nd Lien, Rmkt., Rfdg.	5.000	11/01/27	1,495	1,548,630
2nd Lien, Series A-1	5.000	11/01/27	510	528,285
Chicago, IL,
Series A, GO, Rfdg.	5.000	01/01/33	4,000	4,280,593
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,015,651

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)

Cook Cnty. Sales Tax Rev., Series A, Rfdg.	5.250%	11/15/45	2,155	$2,363,794
Illinois Fin. Auth. Rev.,
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,192,589
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/25	1,505	1,530,891
Univ. of Chicago, Series A, Rfdg.	5.000	04/01/34	1,250	1,452,542
Illinois St.,
GO	5.000	11/01/30	500	514,283
GO	5.000	04/01/31	1,000	1,001,486
GO	5.250	02/01/29	2,000	2,003,545
GO, Rfdg.	5.000	02/01/25	2,610	2,615,475
GO, Rfdg.	5.000	02/01/39	2,500	2,775,199
Series A, GO	5.000	11/01/25	1,500	1,522,391
Series A, GO	5.000	03/01/31	2,095	2,305,013
Series A, GO	5.000	12/01/39	2,500	2,584,266
Series A, GO, Rfdg.	5.000	10/01/28	750	801,006
Series B, GO	5.000	05/01/25	1,000	1,005,850
Series B, GO	5.250	05/01/45	1,000	1,101,543
Series C, GO	5.000	11/01/29	1,100	1,151,781
Series D, GO	5.000	11/01/25	4,285	4,354,689
Series D, GO	5.000	11/01/27	2,815	2,963,913
Series D, GO, Rfdg.	5.000	07/01/36	1,225	1,344,939
Illinois St. Sales Tax Rev.,
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/27	3,000	3,147,439
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/28	1,650	1,761,010
Illinois St. Toll Hwy. Auth. Rev.,
Series C	5.000	01/01/39	2,000	2,001,536
Sr. Series A	5.250	01/01/43	2,250	2,540,435
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	3.719(t)	12/15/34	10,000	6,906,509
McCormick Place Expansion, Series A, CABS, NATL	3.778(t)	06/15/37	7,500	4,689,812
Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/27	3,250	3,352,020
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/28	1,175	1,214,039

Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	3,624,055
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,295,767
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,618,098
Sr. Series D	5.000	01/01/35	600	667,963

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000%	03/01/40	1,000	$999,928
				98,861,860
Indiana 1.4%
Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,280	2,325,519
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	4,000	4,257,178
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg., AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	607,033
Indianapolis Local Pub. Impvt. Bond Bank Rev.,
City Moral Oblig., Sub. Series F-1, BAM	5.250	03/01/67	4,000	4,338,981
Indianapolis Arpt. Auth. Proj., Series I2, Rfdg., AMT	5.000	01/01/32	1,600	1,728,254

Whiting Rev., BP Products North America, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	2,025	2,060,559
				15,317,524
Kansas 0.2%
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000	09/01/45	2,170	2,183,308
Kentucky 2.6%
Kentucky Asset Liability Commn. Rev., Series B, Rfdg., AMT	5.000	09/01/25	3,000	3,041,928
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	8,150	8,156,580
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	4,925	4,974,327
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	3,370	3,655,661
Series B, Rfdg. (Mandatory put date 08/01/32)	5.000(cc)	01/01/55	3,500	3,762,275

Kentucky Turnpike Auth. Rev., Revitalization Proj., Series A, Rfdg.	5.000	07/01/26	1,310	1,355,293

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kentucky (cont’d.)

Owen Cnty. Wtrwks. Sys. Rev., American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450%(cc)	06/01/39	1,500	$1,414,201
Trimble Cnty. Elec. Pwr. & Lt. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	2,091,357
				28,451,622
Louisiana 0.5%
Louisiana Pub. Facs. Auth. Rev.,
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	2,500	2,521,014
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	10,117
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,004,781
Tulane Univ. of Louisiana Proj.	5.000	04/15/38	650	742,140
				5,278,052
Maine 0.2%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Northeastern Univ. Issue, Series B	5.000	10/01/39	2,285	2,610,728
Maryland 0.2%
Maryland St. Trans. Auth. Rev., Series A, Rfdg.	5.000	07/01/41	2,045	2,322,664
Massachusetts 0.6%
Massachusetts Dev. Fin. Agcy. Rev.,
Harvard Univ., Series A, Rfdg.	5.000	07/15/40	2,500	3,095,436
Series B, Rfdg.	4.000	02/15/36	2,000	2,233,413

Massachusetts Edl. Fing. Auth. Rev., Sr. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,048,368
Massachusetts St. Port Auth. Rev., Series A, Rfdg., AMT	5.000	07/01/27	320	334,606
				6,711,823
Michigan 1.4%
Michigan Fin. Auth. Rev.,
Beaumont-Spectrum Consolidation, Series A, Rfdg.	5.000	04/15/29	1,000	1,085,998

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan (cont’d.)
Michigan Fin. Auth. Rev., (cont’d.)
Sr. Series A, Class 1, Rfdg.	5.000%	06/01/30	2,000	$2,166,754
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	3,750	4,066,196
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	2,270	2,330,489
Sustainable Bonds, Henry Ford Hlth. Detroit Utl. Plant Proj.	5.500	02/28/49	1,245	1,402,137

Michigan St. Univ. Rev., Series A, Rfdg.	5.000	08/15/39	2,000	2,250,238
Michigan Strategic Fd. Rev., Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	2,000	2,000,195
				15,302,007
Minnesota 0.4%
Minneapolis Rev., Allina Hlth. Sys., Series B (Mandatory put date 11/15/30)	5.000(cc)	11/15/53	1,000	1,080,471
Minneapolis St. Paul Metropolitan Arpt. Commn. Rev., Sub. Series B, Rfdg., AMT	5.000	01/01/33	2,325	2,507,400
Washington Cnty. Cmnty. Dev. Agcy. Rev., Cottage Grove Bluestem Proj. (Mandatory put date 09/01/25)	3.680(cc)	09/01/26	1,200	1,200,371
				4,788,242
Mississippi 0.0%
Mississippi Bus. Fin. Corp. Rev., Poll. Ctrl., Rfdg.	3.200	09/01/28	500	497,858
Missouri 0.5%
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys.	5.000	01/01/44	3,500	3,501,094
BJC Hlth. Sys., Series A	5.000	05/01/30	2,000	2,218,370
				5,719,464

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Nebraska 0.4%
Central Plns. Energy. Proj. Rev., Proj. No. 4, Series A, Rfdg., (Mandatory put date 11/01/29)	5.000%(cc)	05/01/54	3,000	$3,176,368
Douglas Cnty. Hosp. Auth. No. 2 Rev., Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,282,070
				4,458,438
New Hampshire 1.8%
National Fin. Auth. Rev.,
Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	2,235	2,244,808
Sustainable Cert., Series 2024-3, Class A	4.164(cc)	10/20/51	3,992	3,994,863
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	2,000	2,000,532
Silverado Proj., 144A	5.000	12/01/28	2,000	2,003,629
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,820	1,994,130
Valencia Proj., 144A	5.300	12/01/32	1,240	1,242,460
Wtr. Util. Imps., 144A	5.375	12/15/35	4,500	4,509,259

New Hampshire Hlth. & Edu. Facs. Auth. Act Rev., Series C, Rmkt., Rfdg. (Mandatory put date 08/03/27)	3.300(cc)	06/01/38	1,000	1,006,365
				18,996,046
New Jersey 5.2%
Gloucester Cnty. Impvt. Auth. Rev., Rowan Univ. Student Ctr. Proj., Loan Rev. Nts., Rfdg.	4.000	02/27/25	1,450	1,450,035
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT (Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	565,451
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,115,116
Sch. Facs. Construction	5.000	06/15/29	1,500	1,630,699
Series SSS, Rfdg.	5.250	06/15/36	1,000	1,158,837
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Greystone Svcs. Greystone Park Proj. Rfdg.	5.000	09/15/25	1,250	1,268,074
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,547,924
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,042,677
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Series A, Rfdg.	5.000	12/01/25	550	557,058
Sr. Series A, Rfdg.	5.000	12/01/26	700	718,952

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)

New Jersey St., Covid-19 Gov. Emergency Bonds, Series A, GO	5.000%	06/01/28	3,205	$3,449,807
New Jersey Tpke. Auth. Rev.,
Exchange, Series A, Rfdg.	4.000	01/01/35	3,000	3,226,449
Series A, Rfdg.	5.000	01/01/35	1,000	1,017,388
Series C, Rfdg.	5.000	01/01/45	2,000	2,223,433
Series E, Rfdg.	5.000	01/01/32	4,110	4,351,997
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series A, Rfdg.	5.000	06/15/34	2,100	2,421,636
Series AA, Rfdg.	5.000	06/15/27	1,200	1,261,520
Series AA, Rfdg.	5.250	06/15/41	1,910	2,187,205
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,389,426
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	4,085	4,406,349
Trans. Sys., Series A, Rfdg.	5.250	06/15/41	2,000	2,251,156
Trans. Sys., Series D, Rfdg., ETM(ee)	5.000	12/15/24	2,555	2,555,886
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/25	2,720	2,739,653
Series A, Rfdg.	5.000	06/01/26	2,765	2,834,901
Series A, Rfdg.	5.000	06/01/27	985	1,026,075
Series A, Rfdg.	5.000	06/01/29	3,105	3,278,829
Series A, Rfdg.	5.000	06/01/31	1,650	1,731,847
Series A, Rfdg.	5.000	06/01/37	2,000	2,086,639
				55,495,019
New Mexico 0.1%
Farmington Rev., 4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,386,071
New York 8.6%
Long Island Pwr. Auth. Rev.,
Notes	1.000	09/01/25	4,100	4,006,198
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	2,880,441

Monroe Cnty. Ind. Dev. Corp. Rev., Eugenio Maria De Hostos Chart. Sch. Proj., Series A, 144A	5.000	07/01/34	830	871,064
New York,
Fiscal 2015, Rmkt., Sub-Series F-4, GO (Mandatory put date 12/01/25)	5.000(cc)	06/01/44	2,000	2,019,190
Series C, Sub. Series C-1, GO	5.000	09/01/41	1,000	1,138,791
Sub. Series F-1, GO, Rfdg.	5.000	08/01/28	2,000	2,167,588

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)

New York City Hsg. Dev. Corp. Rev., 8 Spruce Street, Class E, Rfdg.	3.500%	02/15/48	9,390	$9,388,964
New York City Muni. Wtr. Fin. Auth. Rev., 2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,042,777
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Sub. Series D-1	5.500	11/01/45	1,560	1,773,095
Future Tax Sec’d., Sub. Fiscal 2015, Series E-1	5.000	02/01/41	3,300	3,306,238
Sub. Series A-2	5.000	08/01/38	2,000	2,085,506
New York City Trans. Fin. Auth. Rev.,
Multi-Modal Bonds, Sub. Series B	5.500	05/01/47	3,500	4,012,240
Sub. Fiscal 2025, Series D	5.250	05/01/43	5,000	5,759,108
Sub. Future Tax, Series A, Sub. Series A-1, Rfdg.	5.000	11/01/40	1,500	1,714,471
Sub. Series D-1, Rfdg.	5.000	11/01/40	2,000	2,273,829
Sub., Future Tax, Series C, Sub. Series C-1	5.000	05/01/42	5,000	5,650,373
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	7,000	6,440,860
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	4,000	3,760,089

New York Pwr. Auth. Rev., Green Bond, Series A	5.000	11/15/34	2,550	3,027,850
New York St. Dorm. Auth. Rev.,
Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,039,917
Series A, Rfdg.	5.250	03/15/37	1,000	1,079,895
New York St. Hsg. Fin. Agcy. Rev.,
Green Bonds, Series A-2 (Mandatory put date 06/15/29)	3.350(cc)	06/15/54	500	507,159
Green Bonds, Series A-2 (Mandatory put date 12/15/30)	3.450(cc)	06/15/54	2,000	2,046,409
New York St. Urban Dev. Corp. Rev.,
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 1	5.000	03/15/42	2,255	2,389,029
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 2	5.000	03/15/43	2,090	2,210,448
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguar Arpt. Term. C&D Redev., AMT	5.000	01/01/25	2,075	2,076,611
JFK Int’l. Arpt. Proj. Term. 4, Series A, Rfdg., AMT	5.000	12/01/25	800	809,856
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	1,000,033
Laguardia Arpt., Term. C&D Redev., Proj., AMT	6.000	04/01/35	1,250	1,405,831
Sustainable Bond, JFK Int’l. Arpt. Term. One Proj., AGM	5.500	06/30/43	2,000	2,171,346

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York Trans. Dev. Corp. Rev., (cont’d.)
Sustainable Bond, John F. Kennedy Int’l. Arpt. Term. One Proj., AMT	6.000%	06/30/54	1,500	$1,632,533
Port Auth. of NY & NJ Rev.,
Series 226, Rfdg., AMT	5.000	10/15/27	975	1,023,372
Series 231ST, Rfdg., AMT	5.500	08/01/40	1,290	1,450,106
Series 246, Rfdg. AMT	5.000	09/01/28	1,500	1,585,205

Rockland Cnty. Indl. Dev. Agcy. Rev., Rockland Gardens Proj. (Mandatory put date 05/01/25)	4.650(cc)	05/01/27	1,200	1,200,314
Triborough Bridge & Tunnel Auth. Rev., Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	1,888,596
TSASC, Inc. Rev.,
Series A, Rfdg.	5.000	06/01/25	1,000	1,006,775
Series A, Rfdg.	5.000	06/01/41	2,405	2,445,965
				92,288,072
North Carolina 0.1%
Charlotte Arpt. Rev., Series B, Rfdg. AMT	5.000	07/01/30	1,125	1,213,314
Ohio 3.0%
Allen Cnty. Hosp. Facs. Rev.,
Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,212,986
Series A, Rfdg.	5.000	08/01/25	1,030	1,042,821

American Muni. Pwr., Inc. Rev., Prairie St. Energy Campus Proj., Series A, Rfdg.	5.000	02/15/39	2,000	2,257,408
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	8,415	8,894,782
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,560	3,783,098

Hamilton Cnty. Swr. Sys. Rev., Met Swr. Dept. of Greater Cincinnati, Series B, Rfdg.	5.000	12/01/30	1,250	1,400,782
Lancaster Port Auth. Rev.,
Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	1,345	1,347,352
Series A, Rfdg. (Mandatory put date 08/01/30)	5.000(cc)	02/01/55	1,250	1,337,248
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	479,557
American Elec. Pwr. Co. Proj., Series A, Rmkt, Rfdg. AMT	3.750	01/01/29	1,500	1,489,133

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)

Ohio St., Common Sch. Series C, GO, Rfdg.	5.000%	03/15/27	1,000	$1,052,541
Ohio St. Univ. Rev., Multiyear Debt Issuance Prog. II, Series C	5.250	12/01/46	3,500	3,923,940
Ohio Wtr. Dev. Auth. Rev., Fresh Wtr., Series A, Rfdg.	5.250	06/01/26	1,390	1,421,974
Ohio Wtr. Dev. Auth. Wtr. Pollution Control Loan Fd. Rev., Sustainable Bonds, Series C	5.000	12/01/33	2,000	2,335,936
				31,979,558
Oklahoma 0.7%
Oklahoma Inds. Auth. Rev.,
Oklahoma City Pub. Sch. Proj.	5.000	04/01/25	1,000	1,005,558
Oklahoma City Pub. Sch. Proj.	5.000	04/01/28	1,000	1,069,386

Oklahoma Tpke. Auth. Rev., Series A	5.000	01/01/42	3,000	3,041,400
Stillwater Util. Auth. Rev., Series A	5.000	10/01/39	1,865	1,866,560
				6,982,904
Oregon 0.2%
Oregon St., Article XI, Q St. Proj., Series A, GO	5.000	05/01/34	2,000	2,341,416
Pennsylvania 4.5%
Bucks Cnty. Indl. Dev. Auth. Rev., Grand View Hosp. Proj.	5.000	07/01/25	350	351,347
Chester Cnty. Indl. Dev. Auth. Rev., Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,187,340
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	3,520	3,550,885
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/28	2,280	2,441,794
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,170	1,232,018

Delaware Vlly. Regl. Fin. Auth. Rev., Series A, AMBAC	5.500	08/01/28	1,650	1,788,772
Gen. Auth. of Southcentral Pennsylvania Rev., Wellspan Hlth. Oblig. Grp., Series A, Rfdg.	5.000	06/01/34	3,000	3,432,231
Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,170,934

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
The Penndot Major Bridges Package One Proj., P3 Proj., AGM, AMT	5.500%	06/30/42	3,025	$3,301,053
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,188,654

Pennsylvania St. Univ. Rev., Series A	5.000	09/01/41	2,400	2,461,636
Pennsylvania Tpke. Commn. Rev.,
1st Series, Rfdg.	5.000	12/01/42	2,845	3,205,321
Series A	5.000	12/01/49	3,150	3,331,902
Series A, Rfdg.	5.000	12/01/38	285	285,013
Series A, Rfdg.	5.000	12/01/38	715	715,000
Series A-1, Rfdg.	5.000	12/01/40	1,635	1,644,653
Series A-1, Rfdg.	5.000	12/01/45	7,305	7,348,192
Sub. Series A-1	5.000	12/01/25	1,425	1,452,413
Sub. Series B, Rfdg.	5.000	06/01/29	1,985	2,037,648
Sub. Series B-1	5.250	06/01/47	2,000	2,075,220

Philadelphia Auth. for Indl. Dev. Rev., Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,082,069
Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000	08/01/28	625	667,428
16th Series A, AGM	5.000	08/01/29	1,000	1,083,920
				48,035,443
Puerto Rico 0.9%
Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., San Juan Cruise Term. Proj., Series 2023, Class A-1, AMT	6.750	01/01/45	1,000	1,194,208
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500	07/01/34	848	850,640
Restructured, Series A-1, CABS	3.798(t)	07/01/33	1,962	1,420,184
Series A-1, CABS	3.448(t)	07/01/27	6,342	5,804,902
				9,269,934

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Rhode Island 0.8%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., Clg. & Univ. Rev.	5.250%	08/15/43	3,965	$4,189,811
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,369,828
				8,559,639
South Carolina 1.5%
Greenwood Cnty. Rev., Self Regional Healthcare, Rfdg.	5.000	10/01/25	2,185	2,219,442
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	2,500	2,723,313
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	2,250	2,450,708
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Novant Hlth. Oblig. Grp., Series A	5.000	11/01/34	1,000	1,147,349
Novant Hlth. Oblig. Grp., Series A	5.250	11/01/41	1,000	1,139,091
South Carolina Pub. Svc. Auth. Rev.,
Series A, Rfdg.	5.000	12/01/29	1,300	1,310,080
Series A, Rfdg.	5.000	12/01/32	4,595	5,049,237
				16,039,220
Tennessee 2.3%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., Univ. of Tennessee Proj. Series B-1, BAM	5.250	07/01/64	1,000	1,072,993
Memphis Shelby Cnty. Arpt. Auth. Rev., Series A, AMT	5.000	07/01/25	830	836,391
Metropolitan Nashville Arpt. Auth. Rev., Sub. Series B, AMT	5.000	07/01/27	1,800	1,871,719
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	770	830,253
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	5,930	6,011,284
Series A (Mandatory put date 12/01/29)	5.000(cc)	10/01/54	1,750	1,858,269
Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	9,750	9,763,183
Series A	5.250	09/01/26	2,605	2,648,954
				24,893,046
Texas 10.1%
Arlington Higher Edu. Fin. Corp. Rev., Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,000	1,066,572

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Arlington Hsg. Fin. Corp. Rev., 6900 Matlok Road (Mandatory put date 04/01/27)	4.500%(cc)	04/01/41	2,500	$2,523,416
Bexar Cnty. Hsg. Fin. Corp. Rev., Pavilion at Culebra Apts. (Mandatory put date 03/01/26)	4.050(cc)	03/01/28	2,500	2,511,648
Capital Area Hsg. Fin. Corp. Rev., Grand Avenue Flats, Rmkt. (Mandatory put date 06/01/25)	3.480(cc)	08/01/39	1,000	999,188
Central Texas Regl. Mobility Auth. Rev.,
BANS, Sub. Series F	5.000	01/01/25	2,075	2,077,383
Series C	5.000	01/01/27	800	816,185
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/40	1,395	1,411,292
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,011,679
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,085	1,168,075
Central Texas Turnpike Sys. Rev.,
1st Tier, Series B, Rfdg. (Mandatory put date 08/15/30)	5.000(cc)	08/15/42	2,000	2,166,754
2nd Tier, Series C, Rfdg.	5.000	08/15/41	2,000	2,212,989
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/38	1,200	1,331,652
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,001,609
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,106,854
International Leadership of Texas, Inc., Series A, Rfdg., PSFG	5.000	08/15/39	1,000	1,111,878
Dallas Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000	11/01/34	1,500	1,737,972
Rfdg.	5.000	11/01/36	1,125	1,294,263

Dallas Hotel Occupancy Tax Rev., Rfdg.	4.000	08/15/28	1,010	1,023,180
Dallas Independent Sch. Dist., GO, Rfdg., PSFG	5.000	02/15/48	3,000	3,239,314
EP Essential Hsg. WF PFC Rev., Home Essential Fun. Hsg. Prog. Tuscany Mesa Hills Proj.	4.250	12/01/34	1,000	1,003,849
EP Tuscany Zaragosa PFC Rev., Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,500	1,493,040
Galveston Wharves & Term. Rev.,
1st Lien, Series A, AMT	5.500	08/01/40	1,150	1,275,484
1st Lien, Series A, AMT	5.500	08/01/42	400	442,959
1st Lien, Series A, AMT	5.500	08/01/43	400	441,644
Wharves & Terminal, 1st Lien, AMT	6.000	08/01/43	2,000	2,266,563

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Memorial Hermann Hlth. Sys., Series A, Rfdg.	5.000%	12/01/29	1,910	$2,094,079
Memorial Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,685	2,779,755
Harris Cnty. Toll Road Auth. Rev.,
1st Lien, Series A, Rfdg.	5.000	08/15/29	1,710	1,879,179
1st Lien, Series A, Rfdg.	5.000	08/15/40	1,225	1,393,681
Series A, Rfdg.	5.000	08/15/35	2,000	2,292,755
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	5,040	5,253,597
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AGM, AMT	5.250	07/01/48	3,600	3,875,521
Uni. Airlines Inc., Term. Impvt. Proj., Series B, AMT(hh)	5.500	07/15/36	2,400	2,595,883
Houston Combined Util. Sys. Rev.,
Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	3,000	3,002,563
Sub. 1st Lien, Series A, Rfdg.	5.000	11/15/25	2,000	2,038,593

Hutto Independent Sch. Dist., GO, PSFG	5.000	08/01/48	1,000	1,088,669
Lakeside Place PFC Rev., Brookside Gardens Apts. (Mandatory put date 11/01/25)	4.150(cc)	11/01/26	3,500	3,510,070
Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg., AGM	5.000	05/15/27	1,335	1,404,872
LCRA Transmn. Svcs. Corp. Proj., Series A, Rfdg.	6.000	05/15/52	1,500	1,704,650
Rfdg.	5.000	05/15/25	2,275	2,292,944

Mabank Independent Sch. Dist., GO, Rfdg., PSFG	5.000	08/15/38	2,050	2,312,423
North Texas Twy. Auth. Rev.,
1st Tier Bonds, Series A, Rfdg.	5.000	01/01/25	2,030	2,032,846
1st Tier, Series A, Rfdg.	5.000	01/01/28	1,180	1,204,175
Cap. Apprec., Sys., 1st Tier, Series D, Rfdg.	3.689(t)	01/01/38	8,000	4,957,818
Series A, Rfdg.	5.000	01/01/30	1,765	1,800,719
Series B, Rfdg.	5.000	01/01/45	2,000	2,002,803

Northwest Independent Sch. Dist., GO, PSFG	5.000	02/15/48	1,500	1,616,836
Permanent Univ. Fd. Univ. of Texas Sys. Rev.,
Series A, Rfdg.	5.000	07/01/40	3,000	3,397,614
Series B, Rfdg.	5.000	07/01/36	2,500	2,976,602
San Antonio Elec. & Gas Sys. Rev.,
Series B, Rfdg.	5.000	02/01/25	200	200,536
Series C, Rfdg.	5.500	02/01/49	1,000	1,143,440
Series D, Rfdg.	5.000	02/01/41	2,000	2,268,137

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev., Christus Hlth. Series B, Rfdg.	5.000%	07/01/25	1,100	$1,110,622
Texas Priv. Activity Bond Surface Trans. Corp. Rev., Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,900	2,029,769
Texas St., Mobility Fund, Series B, GO, Rfdg.	5.000	10/01/36	1,870	1,894,080
Texas Trans. Commn. St. Hwy. Fd. Rev., Rfdg.	5.000	10/01/33	3,000	3,488,181
				108,378,854
Utah 1.7%
Intermountain Pwr. Agcy. Rev., Series A	5.250	07/01/45	2,500	2,784,051
Ogden City Sch. Dist.,
GO	1.375	06/15/32	2,010	1,682,804
GO	1.500	06/15/33	1,420	1,178,729
GO	1.625	06/15/34	2,200	1,803,780

Salt Lake City Corp. Arpt. Rev., Series A, AMT	5.250	07/01/48	2,000	2,060,855
Utah Cnty. Rev., IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,545	2,729,814
Utah Telecommunication Open Infrast. Agcy. Rev., Rfdg.	5.500	06/01/40	3,485	4,022,290
Utah Trans. Auth. Rev., Sr. Lien, Rfdg.	5.000	06/15/40	2,000	2,295,414
				18,557,737
Virginia 0.4%
Fairfax Cnty. Ind. Dev. Auth. Rev, Healthcare Inova Hlth. Sys., Series B-2, Rmkt., Rfdg. (Mandatory put date 05/15/30)	5.000(cc)	05/15/57	1,100	1,207,757
James City Cnty. Econ. Dev. Auth. Rev., Williamsburg Landing, Temps 50, Series C-3	5.250	12/01/27	1,000	1,000,810
Virginia Small Bus. Fing. Auth. Rev., Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	1,750	1,782,768
				3,991,335

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Washington 2.8%
Energy Northwest Rev., Proj. 1, Series B, Rfdg.	5.000%	07/01/25	1,500	$1,516,578
Port of Seattle Rev.,
Intermediate Lien, Series B, Rfdg., AMT	5.250	07/01/41	3,250	3,604,281
Intermediate Lien, Series C, AMT	5.000	05/01/25	1,125	1,130,848
Series A, AMT	5.000	05/01/43	1,675	1,693,850
Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	670	676,081
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,690,685
Washington St.,
Series 2020A, GO	5.000	08/01/42	3,000	3,228,559
Series R-2024C, GO, Rfdg.	5.000	08/01/40	1,100	1,259,671
Var. Purp., Series A, GO	5.000	08/01/42	2,000	2,114,792
Washington St. Hsg. Fin. Commn. Rev.,
Sustainable Cert., Series 2023-1, Class X	1.493(cc)	04/20/37	32,539	3,368,461
Sustainable Cert., Series 2024-1, Class A	4.221	03/20/50	4,996	4,882,273

Washington St. Univ. Rev., Rfdg.(hh)	5.000	04/01/38	3,565	4,119,450
				30,285,529
West Virginia 0.2%
West Virginia Parkways Auth. Rev., Sr. Turnpike Toll Rev.	5.000	06/01/39	1,750	1,842,503
Wisconsin 1.4%
Pub. Fin. Auth. Rev.,
Class A, Series 1	4.100	09/25/39	3,995	3,975,950
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A(hh)	5.500	09/01/30	450	459,691
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A(hh)	5.750	09/01/35	715	739,949
Mountain Island Chrt. Sch., Ltd., Rfdg.	4.000	07/01/27	385	381,678
Nolina & Sorella Proj., RANS, 144A	5.500	12/15/32	3,000	2,958,461
Providence St. Joseph Hlth., Series C, Rfdg. (Mandatory put date 10/01/30)	4.000(cc)	10/01/41	1,500	1,563,112

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)

Wisconsin Dept. of Trans. Rev., Series 1, Rfdg.	5.000%	07/01/29	3,000	$3,298,447
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Forensic Science and Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,424,043
				14,801,331

Total Municipal Bonds (cost $1,038,701,518)				1,046,382,544

	Shares
Unaffiliated Exchange-Traded Fund 1.9%
iShares National Muni Bond ETF (cost $19,660,714)	187,690	20,371,873

Total Long-Term Investments (cost $1,058,362,232)				1,066,754,417

Short-Term Investments 1.5%
Affiliated Mutual Fund 1.5%
PGIM Core Ultra Short Bond Fund (cost $16,166,522)(wb)		16,166,522	16,166,522

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.0%
U.S. Treasury Bills (cost $337,935)	4.233%	10/02/25	350	337,798

Total Short-Term Investments (cost $16,504,457)				16,504,320

TOTAL INVESTMENTS 100.6% (cost $1,074,866,689)				1,083,258,737
Liabilities in excess of other assets(z) (0.6)%				(6,819,467)

Net Assets 100.0%				$1,076,439,270

PGIM National Muni Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
ETF—Exchange-Traded Fund
ETM—Escrowed to Maturity
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
PFC—Public Facility Corporation
PSFG—Permanent School Fund Guarantee
RANS—Revenue Anticipation Notes
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts
WF—Wells Fargo Bank, N.A.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
142	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	$18,060,625	$(544,398)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).